Deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfDepositsLineItems [Line Items]
Maintenance guarantee	R$ 262,061	R$ 273,311
Maintenance reserve	738,934	759,108
Legal proceedings contingent liability [member]
DisclosureOfDepositsLineItems [Line Items]
Blocked amounts under judicial deposits	59,990	77,564
Third Party Claim Contingent Liability [Member]
DisclosureOfDepositsLineItems [Line Items]
Blocked amounts under judicial deposits	R$ 104,043	R$ 105,320